Summary of Significant Accounting Policies (Details4)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Trade name amortization	10
Favorable lease terms amortization	2 to 5
Port terminal operating rights amortization	20 to 25
Customers relationships amortization	20